Long-term Debt - Components of Long-Term Debt (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Debt Instrument [Line Items]
Loan headquarter building	€ 29,507	[1]	€ 30,936	[1]
Other	19,031		21,704
Long-term debt	1,154,137		1,074,570
Less: current portion of long-term debt	4,261		4,385
Non-current portion of long-term debt	1,149,876		1,070,185
5.75 Percent Senior Notes Due 2017 [Member]
Debt Instrument [Line Items]
Carrying amount	264,085		270,339
3.375 Percent Senior Notes Due 2023 [Member]
Debt Instrument [Line Items]
Carrying amount	€ 841,514		€ 751,591

[1]	This loan relates to our VIE, see Note 12.